UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number (811-05642)
American Income Fund, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Jill M. Stevenson
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/11
Date of reporting period: 11/30/10

Item 1. Schedule of Investments.
Schedule of Investments       |       November 30, 2010 (unaudited)
American Income Fund (MRF)

		FAIR
DESCRIPTION	PAR	VALUE ¶
(Percentages of each investment category relate to total net assets)

High Yield Corporate Bonds — 31.2%
Banking — 0.5%
Ally Financial, 7.50%, 9/15/20 ■	$250,000	$245,000
AmSouth Bank, Series AI, 4.85%, 4/1/13	200,000	187,000

		432,000

Basic Industry — 4.8%
Berry Plastics, 10.25%, 3/1/16	150,000	141,000
Boise Paper Holdings LLC, 9.00%, 11/1/17	150,000	165,375
Cascades, 7.75%, 12/15/17	250,000	261,875
Domtar, 7.13%, 8/15/15	57,000	62,201
Evraz Group SA, 8.25%, 11/10/15 ■	150,000	157,125
Georgia Gulf, 9.00%, 1/15/17 ■	200,000	212,000
Graham Packaging, 8.25%, 10/1/18 ■	250,000	253,750
Huntsman International LLC, 8.63%, 3/15/21 ■	250,000	265,000
Intertape Polymer US, 8.50%, 8/1/14	150,000	125,250
INVISTA, 9.25%, 5/1/12 ■	44,000	44,000
Lyondell Chemical, 11.00%, 5/1/18	225,000	250,313
Nova Chemicals, 8.38%, 11/1/16	250,000	265,000
Olin, 8.88%, 8/15/19	400,000	439,000
Rhodia SA, 6.88%, 9/15/20 ■	250,000	255,000
Solutia, 7.88%, 3/15/20	250,000	269,375
Steel Dynamics, 6.75%, 4/1/15	184,000	185,840
Stora Enso OYJ, 7.25%, 4/15/36 ■	200,000	180,500
Tembec Industries, 11.25%, 12/15/18 ■	200,000	204,000
Vedanta Resources, 9.50%, 7/18/18 ■	100,000	106,000

		3,842,604

Capital Goods — 2.8%
BE Aerospace, 6.88%, 10/1/20	250,000	257,188
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	150,000	83,625
Manitowoc, 9.50%, 2/15/18	250,000	267,500
Navistar International, 8.25%, 11/1/21	300,000	321,750
Polypore International, 7.50%, 11/15/17 ■	200,000	202,500
Spirit Aerosystems, 7.50%, 10/1/17	200,000	208,000
Tenneco, 8.13%, 11/15/15	350,000	369,250
Titan International, 7.88%, 10/1/17 ■	250,000	260,000
TransDigm, 7.75%, 7/15/14	250,000	256,875

		2,226,688

Communications — 4.5%
Clear Channel Communications, 10.75%, 8/1/16	200,000	150,000
Clearwire Communications LLC, 12.00%, 12/1/15 ■	250,000	265,312
Digicel Group, 10.50%, 4/15/18 ■	200,000	220,000
Frontier Communications,
8.50%, 4/15/20	250,000	275,000
9.00%, 8/15/31	330,000	345,675
Inmarsat Finance, 7.38%, 12/1/17 ■	250,000	262,500
Level 3 Financing, 4.34%, 2/15/15 Δ	150,000	126,000
McClatchy, 11.50%, 2/15/17	150,000	157,125
Media General, 11.75%, 2/15/17	150,000	154,500
MetroPCS Wireless, 7.88%, 9/1/18	200,000	207,250
Nextel Communications, Series F, 5.95%, 3/15/14	250,000	241,250
NII Capital, 8.88%, 12/15/19	500,000	541,250
Sinclair Television Group, 9.25%, 11/1/17 ■	200,000	216,500
AMERICAN INCOME FUND       |      2010 QUARTERLY REPORT

Schedule of Investments       |       November 30, 2010 (unaudited)
American Income Fund (MRF)

		FAIR
DESCRIPTION	PAR	VALUE ¶
Sirius XM Radio, 8.75%, 4/1/15 ■	$200,000	$210,500
UPC Holding BV, 9.88%, 4/15/18 ■	200,000	215,000

		3,587,862

Consumer Cyclical — 4.9%
Avis Budget Car Rental LLC, 7.63%, 5/15/14	150,000	151,500
Beazer Homes USA, 9.13%, 6/15/18	250,000	240,000
Carrols, 9.00%, 1/15/13	250,000	251,562
Ford Motor, 7.45%, 7/16/31	100,000	107,500
Ford Motor Credit, 7.00%, 10/1/13	560,000	589,843
Goodyear Tire & Rubber, 10.50%, 5/15/16	200,000	219,000
Harrah’s Operating,
10.75%, 2/1/16	113,000	100,288
11.25%, 6/1/17	250,000	272,500
Hertz, 10.50%, 1/1/16	250,000	262,500
JC Penney, 5.65%, 6/1/20	250,000	241,250
Macy’s Retail Holdings, 7.00%, 2/15/28	250,000	249,687
Marina District Finance, 9.88%, 8/15/18 ■	150,000	143,625
QVC, 7.50%, 10/1/19 ■	250,000	262,500
Realogy, 10.50%, 4/15/14	125,000	107,813
Rite Aid, 10.38%, 7/15/16	250,000	259,375
Sealy Mattress, 10.88%, 4/15/16 ■	58,000	65,540
Wyndham Worldwide, 6.00%, 12/1/16	365,000	380,606

		3,905,089

Consumer Non Cyclical — 3.4%
Catalent Pharma Solutions, 9.50%, 4/15/15	276,281	279,044
Constellation Brands, 7.25%, 5/15/17	200,000	215,000
DaVita, 6.63%, 11/1/20	250,000	247,812
Del Monte, 7.50%, 10/15/19	250,000	283,125
Dole Food, 13.88%, 3/15/14	99,000	120,038
FAGE Dairy Industry USA, 9.88%, 2/1/20 ■	150,000	144,000
Healthsouth, 7.25%, 10/1/18	250,000	254,375
Ingles Markets, 8.88%, 5/15/17	250,000	270,000
Pinnacle Foods Finance LLC, 8.25%, 9/1/17	450,000	455,625
Reynolds Group Issuer LLC, 8.50%, 5/15/18 ■	200,000	199,000
Valeant Pharmaceuticals International, 6.88%, 12/1/18 ■	250,000	245,937

		2,713,956

Electric — 1.3%
AES, 8.00%, 10/15/17	250,000	260,000
Calpine, 7.88%, 7/31/20 ■	250,000	252,500
Edison Mission Energy, 7.75%, 6/15/16	200,000	171,000
Mirant Americas Generation LLC, 8.50%, 10/1/21	200,000	193,500
PPL Capital Funding, Series A, 6.70%, 3/30/67 Δ	200,000	195,500

		1,072,500

Energy — 3.6%
Aquilex Holdings LLC, 11.13%, 12/15/16	150,000	150,750
Bumi Investment, 10.75%, 10/6/17 ■	150,000	155,250
Chesapeake Energy, 9.50%, 2/15/15	150,000	168,000
Cloud Peak Energy Resources LLC, 8.25%, 12/15/17	225,000	245,250
Concho Resources, 8.63%, 10/1/17	250,000	266,875
Forest Oil, 7.25%, 6/15/19	115,000	117,300
AMERICAN INCOME FUND       |      2010 QUARTERLY REPORT

Schedule of Investments       |       November 30, 2010 (unaudited)
American Income Fund (MRF)

		FAIR
DESCRIPTION	PAR	VALUE ¶
Linn Energy LLC, 8.63%, 4/15/20 ■	$200,000	$212,000
OPTI Canada, 9.75%, 8/15/13 ■	200,000	199,000
Patriot Coal, 8.25%, 4/30/18	250,000	250,000
PetroHawk Energy, 7.88%, 6/1/15	215,000	221,450
Pioneer Drilling, 9.88%, 3/15/18	150,000	158,250
Pride International, 7.88%, 8/15/40	150,000	159,750
Range Resources, 8.00%, 5/15/19	250,000	272,500
SandRidge Energy, 8.63%, 4/1/15	175,000	170,625
Stone Energy, 8.63%, 2/1/17	150,000	150,000

		2,897,000

Finance — 1.5%
CIT Group, 7.00%, 5/1/16	200,000	196,500
Discover Financial Services, 10.25%, 7/15/19	250,000	313,889
Icahn Enterprises LP, 7.75%, 1/15/16	250,000	248,750
International Lease Finance, 8.63%, 9/15/15 ■	200,000	211,000
PHH, 9.25%, 3/1/16 ■	200,000	205,000

		1,175,139

Insurance — 0.8%
American International Group, 6.25%, 3/15/37	200,000	170,500
Genworth Financial, 6.15%, 11/15/66 Δ	300,000	228,750
Liberty Mutual Group, 10.75%, 6/15/58 ■ Δ	175,000	213,500

		612,750

Natural Gas — 1.2%
Crosstex Energy LP, 8.88%, 2/15/18	200,000	208,500
Holly Energy Partners LP, 6.25%, 3/1/15	250,000	248,750
Inergy LP, 7.00%, 10/1/18 ■	100,000	102,500
Sabine Pass LNG, 7.50%, 11/30/16	200,000	184,500
Southern Union, 7.20%, 11/1/66 Δ	200,000	183,000

		927,250

Real Estate — 0.6%
Shimao Property Holdings, 8.00%, 12/1/16 ■	150,000	147,000
Simon Property Group, 10.35%, 4/1/19	250,000	349,338

		496,338

Sovereigns — 0.4%
Republic of Uruguay, 8.00%, 11/18/22	250,000	320,000

Technology — 0.3%
First Data, 9.88%, 9/24/15	150,000	127,500
Seagate HDD Cayman, 6.88%, 5/1/20 ■	150,000	142,500

		270,000

Transportation — 0.6%
CHC Helicopter SA, 9.25%, 10/15/20 ■	150,000	153,750
Continental Airlines, Series 2007-1, Class C, 7.34%, 4/19/14	192,835	194,522
Greenbrier, 8.38%, 5/15/15	175,000	174,125

		522,397

Total High Yield Corporate Bonds (Cost: $23,407,145)		25,001,573

AMERICAN INCOME FUND       |      2010 QUARTERLY REPORT

Schedule of Investments       |       November 30, 2010 (unaudited)
American Income Fund (MRF)

		FAIR
DESCRIPTION	PAR	VALUE ¶
U.S. Government Agency Mortgage-Backed Securities — 45.1%
Adjustable Rate Δ — 0.5%
Federal Home Loan Mortgage Corporation, 2.32%, 9/1/18, #605911	$96	$99
Federal National Mortgage Association,
2.88%, 7/1/27, #070179	1,119	1,180
2.46%, 10/1/32, #725110 a	219,574	229,301
Government National Mortgage Association, 3.13%, 12/20/22, #008096	181,363	187,056

		417,636

Fixed Rate — 44.6%
Federal Home Loan Mortgage Corporation Gold,
6.50%, 11/1/28, #C00676 a	145,363	164,118
5.50%, 10/1/33, #A15120	559,172	603,620
Federal National Mortgage Association,
6.00%, 12/1/13, #190179 a	116,741	121,703
7.00%, 7/1/17, #254414 a	152,280	167,747
5.00%, 11/1/18, #750989 a	259,192	278,434
5.00%, 2/1/19, #767182 a	443,191	476,093
5.00%, 2/1/21, #745279 a	394,027	422,048
5.50%, 4/1/21, #840466 a	450,551	490,054
6.00%, 5/1/29, #323702 a	256,405	282,765
7.00%, 9/1/31, #596680 a	134,512	151,460
6.50%, 6/1/32, #596712 a	216,742	240,420
5.50%, 6/1/33, #709700 a	355,533	384,849
5.50%, 11/1/33, #555967	915,882	991,403
6.00%, 11/1/33, #743642 a	270,613	298,433
5.50%, 12/1/33, #756202 a	545,843	590,852
6.00%, 1/1/34, #763687 a	530,777	584,700
5.50%, 2/1/34, #766070 a	564,390	616,925
6.00%, 3/1/34, #745324 a	475,549	524,437
6.50%, 6/1/34, #735273 a	555,505	627,784
6.00%, 1/1/35, #810225 a	524,716	576,199
5.50%, 3/1/35, #815979 a	860,355	928,609
5.00%, 7/1/35, #828346 a	949,172	1,009,609
5.50%, 3/1/36, #878059 a	666,994	718,658
6.00%, 6/1/36, #882685 a	1,593,301	1,745,645
5.50%, 4/1/37, #888284 a	1,329,589	1,432,576
5.00%, 6/1/37, #944244 a	1,045,681	1,109,976
5.50%, 6/1/38, #995018 a	1,357,571	1,462,725
4.00%, 12/1/40 «	3,855,000	3,914,633
4.50%, 12/1/40 «	6,275,000	6,531,886
5.00%, 12/1/40 «	6,715,000	7,119,995
Government National Mortgage Association,
5.50%, 8/15/33, #604567 a	771,699	843,593
6.00%, 7/15/34, #631574 a	331,757	372,005

		35,783,954

Total U.S. Government Agency Mortgage-Backed Securities (Cost: $34,932,739)		36,201,590

AMERICAN INCOME FUND       |      2010 QUARTERLY REPORT

Schedule of Investments       |       November 30, 2010 (unaudited)
American Income Fund (MRF)

		FAIR
DESCRIPTION	PAR	VALUE ¶
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities — 20.9%
Adjustable Rate Δ — 6.8%
California Federal Bank of Los Angeles, Series 1991-CI2, Class A, 6.15%, 7/15/21 ¥	$10,320	$10,295
Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 5.43%, 6/26/37 ■	621,059	623,483
Goldman Sachs Mortgage Loan Trust,
4.71%, 10/25/33, Series 2003-10, Class 1A1	540,163	534,502
4.10%, 1/25/35, Series 2005-AR1, Class B1 ¥	1,309,985	205,413
GSMPS Mortgage Loan Trust, Series 2006-RP2, Class B1, 6.22%, 4/25/36	1,523,687	375,724
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 5.57%, 7/25/36	1,489,002	1,207,347
JP Morgan Mortgage Trust, Series 2006-A7, Class 3A4, 5.93%, 1/25/37	447,651	69,540
Mastr Adjustable Rate Mortgages Trust, Series 2003-5, Class 4A1, 2.27%, 11/25/33	798,331	694,943
Washington Mutual Mortgage Pass-Through Certificates,
5.74%, 9/25/36, Series 2007-HY2, Class 3A2	666,453	108,657
5.06%, 2/25/37, Series 2007-HY1, Class 4A1	734,904	550,534
5.49%, 2/25/37, Series 2007-HY1, Class 1A1	638,911	471,106
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR3, Class B1, 2.54%, 6/25/33	340,158	239,448
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A3, 5.87%, 10/25/36	414,670	338,597

		5,429,589

Fixed Rate — 14.1%
Banc of America Alternative Loan Trust, Series 2007-1, Class 2A2, 5.78%, 4/25/37 ¥	759,083	198,972
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37 ¥	704,682	252,821
Countrywide Alternative Loan Trust,
5.00%, 1/25/35, Series 2004-28CB, Class 2A1	53,546	53,511
5.50%, 4/25/35, Series 2005-7CB, Class 2A4	573,467	584,898
Credit Suisse First Boston Mortgage Securities Corporation,
6.25%, 4/25/33, Series 2003-8, Class DB1	1,150,145	1,041,794
6.00%, 12/25/35, Series 2005-11, Class 6A7	1,000,000	607,903
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35	876,042	735,633
GMAC Mortgage Corporation Loan Trust,
5.00%, 1/25/34, Series 2003-J9, Class A15	32,007	31,939
4.25%, 7/25/40, Series 2010-1, Class A ■	495,784	491,320
Goldman Sachs Mortgage Loan Trust,
5.74%, 5/25/35, Series 2005-4F, Class B1 ¥	2,408,368	1,421,250
6.83%, 3/25/43, Series 2003-1, Class B2 ¥	1,557,694	919,273
GSMPS Mortgage Loan Trust, Series 2001-2, Class A, 7.50%, 6/19/32 ■	216,982	184,076
Impac Secured Assets Corporation, Series 2000-3, Class M1, 8.00%, 10/25/30 ¥	548,778	490,802
JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A19, 6.50%, 3/25/36	789,779	589,203
Lehman Mortgage Trust, Series 2008-6, Class 1A1, 6.33%, 7/25/47	281,301	268,657
MASTR Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	406,652	415,029
Mortgage Equity Conversion Asset Trust, Series 2010-1A, Class A, 4.00%, 7/25/60 ■	490,586	490,252
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34 ■ ¥	991,516	629,232
Prime Mortgage Trust, Series 2004-2, ¥
5.14%, 11/25/19, Class B2	263,593	198,728
5.14%, 11/25/19, Class B3	197,542	103,919
Residential Accredit Loans, ¥
5.00%, 6/25/18, Series 2003-QS12, Class M1	589,012	467,222
5.00%, 9/25/19, Series 2004-QS13, Class M3	202,393	4,814
Residential Asset Mortgage Products, Series 2003-SL1, Class M2, 7.31%, 4/25/31 ¥	794,970	160,983
Washington Mutual MSC Mortgage Pass-Through Certificates,
7.47%, 4/25/33, Series 2003-MS9, Class CB2 ¥	310,019	177,665
6.39%, 8/25/38, Series 2004-RA3, Class 2A	211,108	218,119
Wells Fargo Mortgage-Backed Securities Trust,
4.50%, 8/25/18, Series 2003-7, Class A3	22,213	22,191
AMERICAN INCOME FUND       |      2010 QUARTERLY REPORT

Schedule of Investments       |       November 30, 2010 (unaudited)
American Income Fund (MRF)

		FAIR
DESCRIPTION	PAR	VALUE ¶
4.72%, 7/25/19, Series 2004-7, Class B2 ¥	$457,114	$331,216
4.72%, 7/25/19, Series 2004-7, Class B3 ¥	342,990	235,623

		11,327,045

Total Collateralized Mortgage Obligation — Private Mortgage-Backed Securities (Cost: $22,747,287)		16,756,634

Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities — 1.3%
Fixed Rate — 1.3%
Federal National Mortgage Association,
7.41%, 2/25/42, Series 2002-W1, Class 2A	258,415	297,880
5.75%, 12/25/42, Series 2003-W1, Class B1	1,158,071	740,227

Total Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities (Cost: $1,000,020)		1,038,107

Commercial Mortgage-Backed Securities — 19.6%
Other — 19.6%
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45	500,000	497,509
Bear Stearns Commercial Mortgage Securities, Δ
5.91%, 9/11/38, Series 2006-PW12, Class A4	1,000,000	1,101,051
6.17%, 9/11/42, Series 2007-T28, Class D ■ ¥	475,000	173,558
Citigroup/Deutsche Bank Commercial Mortgage Trust, Δ
5.40%, 7/15/44, Series 2005-CD1, Class A4	1,000,000	1,092,196
5.89%, 11/15/44, Series 2007-CD5, Class A4	1,000,000	1,070,327
Extended Stay America Trust, Series 2010-ESHA, Class D, 5.50%, 11/5/27 ■	1,000,000	990,992
Greenwich Capital Commercial Funding Corporation,
5.44%, 3/10/39, Series 2007-GG9, Class A4	890,000	930,841
5.74%, 12/10/49, Series 2007-GG11, Class A4	1,465,000	1,535,757
GS Mortgage Securities Trust
3.68%, 8/10/43, Series 2010-C1, Class A1 ■	626,806	651,088
6.00%, 8/10/45, Series 2007- GG10, Class A4 Δ	1,000,000	1,042,305
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20, Class A4, 5.79%, 2/12/51 Δ	500,000	531,259
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Δ
6.32%, 4/15/41, Class A2	752,000	822,095
6.32%, 4/15/41, Class AM	210,000	205,615
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.69%, 2/12/51	960,000	1,013,285
Morgan Stanley Capital I,
6.46%, 1/11/43, Series 2008-T29, Class A4 Δ	1,125,000	1,261,199
5.33%, 12/15/43, Series 2006-IQ12, Class A4	565,000	603,142
5.45%, 2/12/44, Series 2007-HQ11, Class A4 Δ	600,000	625,890
Vornado DP LLC, Series 2010-VNO, Class A1, 2.97%, 9/13/28 ■	547,448	550,430
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.25%, 12/15/43	1,000,000	1,013,155

Total Commercial Mortgage-Backed Securities (Cost: $13,588,407)		15,711,694

Asset-Backed Securities — 13.3%
Home Equity — 9.5%
AH Mortgage Advance Trust,
3.97%, 8/15/22, Series 2010-ADV1, Class A1 ■	500,000	502,500
8.83%, 5/10/41, Series 2010-ADV2, Class B1 ■	500,000	500,000
8.83%, 5/10/41, Series 2010-ADV2, Class C1 ■	500,000	492,297
AMERICAN INCOME FUND       |      2010 QUARTERLY REPORT

Schedule of Investments       |       November 30, 2010 (unaudited)
American Income Fund (MRF)

		FAIR
DESCRIPTION	PAR	VALUE ¶
Bear Stearns Asset Backed Securities Trust, Series 2004-HE10, Class M1, 0.90%, 12/25/34 Δ	$1,072,980	$905,389
Countrywide Asset-Backed Certificates, Series 2007-11, Class 2A1, 0.31%, 6/25/47 Δ	259,602	254,249
Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.82%, 4/25/35	631,199	430,724
Ocwen Advance Receivables Backed Notes, Series 2009-3A, Class A, 4.14%, 7/15/23 ■	750,000	754,688
RBSSP Resecuritization Trust, ■ Δ
0.37%, 3/26/36, Series 2010-4, Class 1A1	448,857	416,307
0.41%, 5/26/36, Series 2009-10, Class 8A1	201,318	194,695
0.59%, 7/26/36, Series 2010-8, Class 4A1	711,077	671,572
0.42%, 3/26/37, Series 2010-11, Class 2A1	750,000	716,250
0.48%, 9/25/37, Series 2009-9, Class 9A1	330,252	316,956
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF4, 5.14%, 11/25/35	1,000,000	886,491
Residential Funding Mortgage Securities II, Series 2003-HI4, Class M1, 5.53%, 2/25/29	664,269	558,195

		7,600,313

Manufactured Housing — 3.8%
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19	89,101	90,577
Green Tree, Series 2008-MH1, Class A1, 7.00%, 4/25/38 ■	148,755	152,184
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35%, 5/15/14	511,139	520,133
Madison Avenue Manufactured Housing Contract, Series 2002-A, Class A1, 0.60%, 3/25/32 Δ	197,428	197,061
Newcastle Investment Trust, Series 2010-MH1, Class A, 4.50%, 7/10/35 ■	876,338	904,818
Origen Manufactured Housing,
5.25%, 12/15/18, Series 2005-B, Class A2	91,568	92,293
5.73%, 11/15/35, Series 2004-B, Class M1	370,727	376,018
5.99%, 1/15/37, Series 2005-B, Class M1	750,000	771,629

		3,104,713

Total Asset-Backed Securities (Cost: $10,137,582)		10,705,026

Investment Grade Corporate Bonds — 4.3%
Basic Industry — 2.1%
International Paper, 9.38%, 5/15/19	500,000	652,873
Southern Copper,
5.38%, 4/16/20	250,000	259,869
7.50%, 7/27/35	210,000	238,315
Vale Overseas, 8.25%, 1/17/34	400,000	504,394

		1,655,451

Communications — 0.2%
Qwest, 8.88%, 3/15/12	175,000	190,313

Consumer Cyclical — 0.2%
CVS Caremark, 6.30%, 6/1/37 Δ	200,000	189,750

Electric — 0.7%
FirstEnergy Solutions, 6.05%, 8/15/21	255,000	270,550
Teco Finance, 6.57%, 11/1/17	250,000	291,021

		561,571

Insurance — 0.3%
Lincoln National, 6.05%, 4/20/67 Δ	250,000	230,625

Real Estate — 0.8%
Duke Realty LP, 5.50%, 3/1/16	200,000	212,227
AMERICAN INCOME FUND       |      2010 QUARTERLY REPORT

Schedule of Investments       |       November 30, 2010 (unaudited)
American Income Fund (MRF)

	PAR/	FAIR
DESCRIPTION	SHARES	VALUE ¶
HRPT Properties Trust — REIT, 6.25%, 8/15/16	$400,000	$427,220

		639,447

Total Investment Grade Corporate Bonds (Cost: $2,998,324)		3,467,157

Preferred Stocks — 1.1%
Banking — 0.4%
Bank of America, Series 5	19,000	330,600

Finance — 0.5%
JPMorgan Chase Capital XXVI	5,000	135,100
Goldman Sachs Group, Series A	11,000	239,470

		374,570

Real Estate Investment Trusts — 0.2%
iStar Financial, Series G	1,000	14,590
Northstar Realty Finance, Series A	4,000	83,560
Northstar Realty Finance, Series B	4,000	80,480

		178,630

Total Preferred Stocks (Cost: $892,925)		883,800

Closed-End Fund — 0.1%
Blackrock Credit Allocation Income Trust IV (Cost: $87,542)	7,000	89,250

Short-Term Investments — 4.8%
Money Market Fund — 4.6%
First American Prime Obligations Fund, Class Z, 0.09% x	3,682,344	3,682,344

U.S. Treasury Obligation — 0.2%
U.S. Treasury Bill, 0.22%, 12/16/10 ☐	$200,000	199,982

Total Short-Term Investments (Cost: $3,882,326)		3,882,326

Total Investments ▲ — 141.7% (Cost: $113,674,297)		113,737,157

Other Assets and Liabilities, Net — (41.7)%		(33,493,427)

Total Net Assets — 100.0%		$80,243,730

AMERICAN INCOME FUND       |       2010 QUARTERLY REPORT

Schedule of Investments       |       November 30, 2010 (unaudited)
American Income Fund (MRF)

¶	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by U.S. Bancorp Asset Management, Inc., on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing.

As of November 30, 2010, the fund held four internally fair valued securities which are disclosed in footnote †.

■	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On November 30, 2010, the fair value of these investments was $17,235,987 or 21.5% of total net assets.

Δ	Variable Rate Security — The rate shown is the net coupon rate in effect as of November 30, 2010.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2010, securities valued at $16,831,817 were pledged as collateral for the following outstanding reverse repurchase agreements:

					Name of Broker
	Acquisition			Accrued	and Description
Amount	Date	Rate*	Due	Interest	of Collateral
$12,259,607	11/08/10	0.29%	12/08/10	$2,271	(1)
3,736,186	11/30/10	0.40%	12/31/10	42	(2)

$15,995,793				$2,313

*	Interest rate as of November 30, 2010. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus a spread and reset monthly.
Name of broker and description of collateral:
(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, $145,363 par

Federal National Mortgage Association, 6.00%, 12/1/13, $116,741 par

Federal National Mortgage Association, 7.00%, 7/1/17, $152,280 par

Federal National Mortgage Association, 5.00%, 11/1/18, $259,192 par

Federal National Mortgage Association, 5.00%, 2/1/21, $394,027 par

Federal National Mortgage Association, 6.00%, 5/1/29, $256,405 par

Federal National Mortgage Association, 7.00%, 9/1/31, $134,512 par
AMERICAN INCOME FUND       |       2010 QUARTERLY REPORT

Schedule of Investments       |       November 30, 2010 (unaudited)
American Income Fund (MRF)
Federal National Mortgage Association, 5.50%, 6/1/33, $355,533 par

Federal National Mortgage Association, 6.00%, 1/1/34, $530,777 par

Federal National Mortgage Association, 5.50%, 2/1/34, $546,184 par

Federal National Mortgage Association, 6.00%, 3/1/34, $475,549 par

Federal National Mortgage Association, 6.00%, 1/1/35, $524,716 par

Federal National Mortgage Association, 5.00%, 7/1/35, $949,172 par

Federal National Mortgage Association, 5.50%, 3/1/36, $666,994 par

Federal National Mortgage Association, 6.00%, 6/1/36, $1,593,301 par

Federal National Mortgage Association, 5.50%, 4/1/37, $1,329,589 par

Federal National Mortgage Association, 5.00%, 6/1/37, $1,045,681 par

Federal National Mortgage Association, 5.50%, 6/1/38, $1,357,571 par

Government National Mortgage Association, 5.50%, 8/15/33, $771,699 par

Government National Mortgage Association, 6.00%, 7/15/34, $331,757 par

(2)	Barclays:

Federal National Mortgage Association, 2.46%, 10/1/32, $219,574 par

Federal National Mortgage Association, 5.00%, 2/1/19, $443,191 par

Federal National Mortgage Association, 5.50%, 4/1/21, $450,551 par

Federal National Mortgage Association, 6.50%, 6/1/32, $216,742 par

Federal National Mortgage Association, 6.00%, 11/1/33, $270,613 par

Federal National Mortgage Association, 5.50%, 12/1/33, $545,843 par

Federal National Mortgage Association, 6.50%, 6/1/34, $555,505 par

Federal National Mortgage Association, 5.50%, 3/1/35, $860,355 par

«	Security purchased on a when-issued basis. On November 30, 2010, the total cost of investments purchased on a when-issued basis was $17,622,757 or 22.0% of total net assets.

¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of November 30, 2010, the fair value of these investments was $5,981,786 or 7.5% of total net assets.

x	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of November 30, 2010.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of November 30, 2010.

▲	On November 30, 2010, the cost of investments for federal income tax purposes was approximately $113,674,297. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$7,490,651
Gross unrealized depreciation	(7,427,791)

Net unrealized appreciation	$62,860

REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

				Unrealized
	Settlement	Number of	Notional	Appreciation/
Description	Month	Contracts Sold	Contract Value	Depreciation

U.S. Treasury 2 Year Note Futures	March 2011	3	$(658,125)	$40
U.S. Treasury 5 Year Note Futures	March 2011	27	(3,235,992)	(1,744)
U.S. Treasury 10 Year Note Futures	March 2011	15	(1,861,641)	3,676
U.S. Treasury Long Bond Futures	March 2011	18	(2,291,063)	(8,282)

				$(6,310)

AMERICAN INCOME FUND       |       2010 QUARTERLY REPORT

Schedule of Investments       |       November 30, 2010 (unaudited)
American Income Fund (MRF)
As of November 30, 2010, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Value
Asset Derivatives
Interest Rate Contracts	$3,716

Balance as of November 30, 2010	$3,716

Value
Liability Derivatives
Interest Rate Contracts	$10,026

Balance as of November 30, 2010	$10,026

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of November 30, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Investments
High Yield Corporate Bonds	$—	$24,807,051	$194,522	$25,001,573
U.S. Government Agency Mortgage-Backed Securities	—	36,201,590	—	36,201,590
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities	—	16,756,634	—	16,756,634
Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities	—	1,038,107	—	1,038,107
Commercial Mortgage-Backed Securities	—	15,711,694	—	15,711,694
Asset-Backed Securities	—	9,496,479	1,208,547	10,705,026
Investment Grade Corporate Bonds	—	3,467,157	—	3,467,157
Preferred Stocks	644,330	—	239,470	883,800
Closed-End Fund	89,250	—	—	89,250
Short-Term Investments	3,682,344	199,982	—	3,882,326

Total Investments	$4,415,924	$107,678,694	$1,642,539	$113,737,157

As of November 30, 2010, the fund’s investments in other financial instruments* were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Futures Contracts	$(6,310)	$—	$—	$(6,310)

Total Other Financial Instruments	$(6,310)	$—	$—	$(6,310)

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.
AMERICAN INCOME FUND       |       2010 QUARTERLY REPORT

Schedule of Investments       |       November 30, 2010 (unaudited)
American Income Fund (MRF)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

		Collateralized
		Mortgage
		Obligation-
		Private
	High Yield	Mortgage-	Asset-
	Corporate	Backed	Backed	Preferred	Total
	Bonds	Securities	Securities	Stocks	Fair Value
Balance as of August 31, 2010	$—	$488,858	$500,000	$124,800	$1,113,658
Accrued discounts/premiums	201	50	1	—	252
Realized gain (loss)	443	125	—	3,862	4,430
Net change in unrealized appreciation or depreciation	3,256	8,299	2,499	—	14,054
Net purchases (sales)	(28,433)	(7,080)	1,208,547	110,808	1,283,842
Net transfers in and/or (out) of Level 3	219,055	(490,252)	(502,500)	—	(773,697)

Balance as of November 30, 2010	$194,522	$—	$1,208,547	$239,470	$1,642,539

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of November 30, 2010	$3,256	$—	$(1)	$3,862	$7,117

During the period ended November 30, 2010, the fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using beginning of period values.
AMERICAN INCOME FUND       |       2010 QUARTERLY REPORT

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.
By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President
Date: January 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President
Date: January 26, 2011

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer
Date: January 26, 2011